Risks and concentration (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
China, Yuan Renminbi [Member]
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments	¥ 2,630,624	¥ 1,316,106